CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows From Operating Activities:
Net loss	$ (5,988,844)	$ (20,736,932)	$ (14,407,687)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	18,452	120,556	68,128
Share of loss on operating joint ventures	0	2,448,005	8,247,873
Stock compensation expenses	1,428,847	1,662,876	1,679,368
Gain on disposal of investment	(7,889,513)	0	0
Amortization of deferred financing costs	1,300,671	343,272	343,272
Interest expenses - Interest for Senior secured notes, Secured and Unsecured notes	10,790,579	6,102,720	3,714,142
Interest expenses - Interest for promissory notes	51,084	18,557	0
Forfeiture of investment fund	0	754,979	0
Provision for impairment on investment	0	9,806,150	0
Change in assets and liabilities,
Prepaid expenses and advances	(3,218,689)	1,334,949	2,141,867
Amount due to Hubei Chutian	0	(4,116,169)	(3,683,111)
Other current liabilities	(89,210)	1,472,466	1,926,001
Net cash (used in) / provided by operating activities	(3,596,623)	(788,571)	29,853
Cash Flows From Investing Activities:
Purchase of property, plant and equipment	(477)	(155)	(43,645)
Proceeds from disposal of investment	59,133,278
Capital investment in operating joint ventures	0	0	(6,657,839)
Net cash provided by / (used in) investing activities	59,132,801	(155)	(6,701,484)
Cash Flows From Financing Activities:
Cash received from offshore loan	0	0	286,892
Repayment of senior secured notes	(25,683,910)	0	0
Repayment of secured notes	(16,159,035)	0	0
Repayment of unsecured notes	(4,218,128)	0	0
Proceeds from issuance of promissory notes	0	417,151	0
Net cash (used in) / provided by financing activities	(46,061,073)	417,151	286,892
Effect of exchange rate changes on cash	12,522	35,212	321,270
Net increase / (decrease) in cash	9,487,627	(336,363)	(6,063,469)
Cash and cash equivalents at beginning of period	592,709	929,072	6,992,541
Cash and cash equivalents at end of period	10,080,336	592,709	929,072
Supplemental cash flow information:
Interest paid	6,543,910	0	0
Income taxes paid	11	10	24
Accretion discount on senior secured notes	11,673,530	0	0
Value assigned to shares issued as payment for expenses	114,163	0	0
Value assigned to shares issued as payment for legal fee	0	0	326,251
Value assigned to shares issued as payment for interest expense	0	0	1,092,052
Reduction of Notes as the result of conversion of Preferred Shares to Ordinary Shares	$ 0	$ 0	$ 1,820,195